Basis of preparation	12 Months Ended
Dec. 31, 2017
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Basis of preparation
2.	Basis of preparation

2.1.	Statement of compliance and authorization of financial statements

The consolidated financial statements have been prepared and are presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical cost convention, except for available-for-sale financial assets, financial assets and financial liabilities measured at fair value and certain current and non-current assets and liabilities, as set out in the summary of significant accounting policies.

The preparation of the financial statements requires the use of estimates and assumptions for certain transactions and their impacts in assets, liabilities revenues and expenses. Although our management uses assumptions and judgments that are periodically reviewed, the actual results could differ from these estimates. For further information on accounting estimates, see note 5.

The annual consolidated financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on March 14, 2018.

2.2.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of most of the Petrobras entities that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. Dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian Real) into the presentation currency (U.S. Dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Dec 2017	Sep 2017	Jun 2017	Mar 2017	Dec 2016	Sep 2016	Jun 2016	Mar 2016
Quarterly average exchange rate	3.25	3.16	3.22	3.15	3.29	3.25	3.51	3.91
Period-end exchange rate	3.31	3.17	3.31	3.17	3.26	3.25	3.21	3.56